FINANCIAL INCOME, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Interest income and bank fees, net	$ (4,352)	$ (2,785)	$ (573)
Foreign currency translation adjustments	549	(1,586)	147
Other expense (income)	(125)	0	3
Financial income, net	$ (3,928)	$ (4,371)	$ (423)